INCOME TAX (Summary of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Provision for employee related obligations, current	$ 276	$ 166
Provision for legal obligation, current	6,262	3,868
Provision for employee related obligations, non-current	849	771
Carry forward tax losses and foreign tax credit, non-current	3,600	3,600
Temporary differences, net, non-current	887	1,185
Gross deferred income taxes, non-current	11,874	9,590
Valuation allowance, non-current	(3,476)	(3,276)
Deferred income taxes, non-current	$ 8,398	$ 6,314